Share Capital - Schedule of RSUs (Details) - Restricted Stock Units (RSUs) [Member] - DevvStream Corp [Member] - shares		6 Months Ended		12 Months Ended
	Mar. 26, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Schedule of RSUs [Line Items]
Outstanding balance		148,308	121,475	121,475	103,686
Granted	30,586	0	0	30,586	17,789
Forfeited				(3,753)
Outstanding balance				148,308	121,475